DISCONTINUED OPERATIONS	12 Months Ended
Jan. 02, 2016
DISCONTINUED OPERATIONS AND DISPOSALS
DISCONTINUED OPERATIONS AND DISPOSALS

NOTE 3:  DISCONTINUED OPERATIONS AND DISPOSALS

The Company completed the sale of Lucky Brand in February 2014 and substantially completed the wind-down operations of the Juicy Couture business in the second quarter of 2014.

The Company recorded pretax and after tax (charges) income of $(1.5) million, $130.0 million and $143.4 million in 2015, 2014 and 2013, respectively, to reflect the estimated difference between the carrying value of the net assets disposed and their estimated fair value, less costs to dispose, including transaction costs.

Summarized results of discontinued operations are as follows:

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Net sales	$175	$209,519	$980,488

Loss before (benefit) provision for income taxes	$(3,710)	$(46,923)	$(36,382)
(Benefit) provision for income taxes	(577)	660	1,821

Loss from discontinued operations, net of income taxes	$(3,133)	$(47,583)	$(38,203)

(Loss) gain on disposal of discontinued operations, net of income taxes	$(1,488)	$130,017	$143,363

The Company recorded charges of $3.7 million, $26.6 million and $48.4 million during 2015, 2014 and 2013, respectively, related to its streamlining initiatives within Discontinued operations, net of income taxes.

Other

As discussed in Note 1 — Basis of Presentation and Significant Accounting Policies, the Company completed substantially all of the closures of its KATE SPADE SATURDAY operations and JACK SPADE retail stores in the second quarter of 2015. Although such dispositions are individually significant, they do not represent a strategic shift in the Company's operations and are not reflected as discontinued operations. The Company recorded pretax losses of $21.0 million, $38.2 million and $22.9 million during 2015, 2014 and 2013, respectively, related to the KATE SPADE SATURDAY and JACK SPADE retail stores that were substantially disposed in the second quarter of 2015.